Income Tax	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Tax
NOTE 15. TAXES ON INCOME
The Company and its subsidiaries file income tax returns in the U.S. federal, and various states and foreign jurisdictions. The Company assessed its uncertain tax positions and determined that it has no uncertain tax position at December 31, 2021.
A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows:

	For the Years ended December 31,
(in thousands)	2021	2020	2019
Loss before income taxes	$62,695	$22,346	$29,078
Statutory tax rate	21%	21%	21%
Theoretical tax benefit	13,166	4,693	6,106
Increase (decrease) in effective tax rate due to:
State taxes, net of federal benefit	2,500	1,125	1,508
Permanent differences	1,492	(586)	(591)
Valuation allowance	(17,111)	(5,208)	(7,015)

Actual income taxes	$47	$24	$8

The main reconciling item between the statutory tax rate of the Company and the effective tax rate is the recognition of valuation allowance in respect of deferred taxes relating to accumulated net operating losses carried forward due to the uncertainty of the realization of such deferred taxes.
Loss (income) before taxes is attributable to the following tax jurisdictions:

	For the Years Ended December 31,
(in thousands)	2021	2020	2019
U.S. operations	$62,902	$22,415	$29,127
Foreign operations	(207)	(69)	(49)

	$62,695	$22,346	$29,078

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	For the Years ended December 31,
(in thousands)	2021	2020
Net deferred tax assets:
Net operating loss carryforwards	$49,906	$25,778
Stock based compensation	3,150	318
Fixed assets	340	45
Other	45	818

Total gross deferred tax assets, net	53,441	26,959

Valuation allowance	(44,186)	(27,075)
Net deferred tax assets
Deferred tax liabilities (long term):
Warrants	(9,255)	116

Net deferred tax assets	$—	$—

Realization of the future tax benefits is dependent on the Company’s ability to generate sufficient taxable income within the carryforward period. A valuation allowance is provided for deferred tax assets when it is “more likely than not” that some portion of the deferred tax asset will not be realized. Because of the Company’s recent history of operating losses, management believes the recognition of the deferred tax assets arising from the above-mentioned future tax benefits is currently not more likely than not to be realized and, accordingly, has provided a full valuation allowance. A valuation allowance has been recorded for the net deferred tax assets at December 31, 2021 and 2020.
The Company maintains a full valuation allowance on its net deferred tax assets. The assessment regarding whether a valuation allowance is required considers both positive and negative evidence when determining whether it is more likely than not that deferred tax assets are recoverable. In making this assessment, significant weight is given to evidence that can be objectively verified. Management considered the Company’s cumulative loss in recent years and forecasted losses in the near term as significant negative evidence. Based upon a review of the four sources of income identified within ASC 740, management determined that the negative evidence outweighed the positive evidence and that a full valuation allowance on the net deferred tax assets will be maintained. Management will continue to assess the realizability of our deferred tax assets going forward and will adjust the valuation allowance as needed. The Company’s valuation allowance increased by $17.1 million during the year ended December 31, 2021 primarily due to increases in its net operating loss carryforwards.
At December 31, 2021, the Company has federal and state net operating loss carryovers (“NOL”) of approximately $194.0 million and $180.6 million, respectively, which are available to reduce future taxable income. The NOL carryforwards begin to expire in 2032 and may become subject to annual limitation in the event of certain cumulative changes in the ownership interest of significant stockholders over a three-year period in excess of 50%, as defined under I.R.C. Section 382. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or future tax liabilities. The federal losses generated from 2018 onward do not expire.
The Company files income tax returns in the United States and Israel. The Company is not currently under examination by any income tax authority, nor has it been notified that an examination is contemplated. The Company is no longer subject to U.S. federal, state or local income tax examinations by the tax authorities for years before 2018. The Israel subsidiary tax assessments filed by the Company through the 2015 are considered closed.